Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments [Abstract]
Schedule Of Net Unrealized Appreciation Depreciation On Futures And Forward Currency Contracts By Settlement Currency Type

	As of December 31,
	2014		2013
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$84,864	5.19%	$395,265	7.43%
British pound	591,288	36.14	106,934	2.01
Canadian dollar	95,447	5.83	331,913	6.24
Czech koruna	7,069	0.43	(7,770)	(0.15)
Euro	429,014	26.22	1,418,971	26.66
Hong Kong dollar	27,900	1.71	241,577	4.54
Hungarian forint	(164,979)	(10.08)	38,431	0.72
Japanese yen	47,203	2.89	836,696	15.72
Korean won	143,204	8.75	189,965	3.57
Malaysian ringgit	(7,508)	(0.46)	118,255	2.22
Norwegian krone	6,903	0.42	(26,065)	(0.49)
Polish zloty	(216,991)	(13.26)	107,076	2.01
Singapore dollar	5,197	0.32	60,757	1.14
South African rand	(9,011)	(0.55)	273,202	5.13
Swedish krona	19,463	1.19	(61,438)	(1.15)
Turkish lira	(131,074)	(8.01)	443,341	8.33
U.S. dollar	707,967	43.27	854,953	16.07

Total	$1,635,956	100.00%	$5,322,063	100.00%

Schedule Of Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at December 31, 2014

					Net Unrealized
	FairValue-LongPositions		FairValue-ShortPositions		Gain(Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions
Futures contracts:
Energies	$-	$-	$524,710	$(24,312)	$500,398
Grains	11,552.00	(172,930)	852	(174)	(160,700)
Interest rates	1,373,183	(567,353)	-	(160,599)	645,231
Livestock	2,670	(17,360)	167,720	-	153,030
Metals	11,216	(1,140,770)	820,318	(23,789)	(333,025)
Softs	43,201	(10,245)	475,037	(14,860)	493,133
Stock indices	970,972	(314,736)	143,204	(42,078)	757,362
Total futures contracts	2,412,794	(2,223,394)	2,131,841	(265,812)	2,055,429

Forward currency contracts	424,804	(1,542,797)	1,670,536	(972,016)	(419,473)

Total futures and forward currency contracts	$2,837,598	$(3,766,191)	$3,802,377	$(1,237,828)	$1,635,956

Fair Value of Futures and Forward Currency Contracts at December 31, 2013

					Net Unrealized
	FairValue-LongPositions		FairValue-ShortPositions		Gain(Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions
Futures contracts:
Energies	$324,204	$(438,028)	$116,564	$(227,558)	$(224,818)
Grains	13,743	(702,230)	572,390	(10,185)	(126,282)
Interest rates	269,826	(1,967,927)	75,706	(174,116)	(1,796,511)
Livestock	61,020	(3,820)	8,290	(20,640)	44,850
Metals	3,040,144	(337,397)	150,605	(1,147,902)	1,705,450
Softs	117,351	(165,259)	138,379	(25,924)	64,547
Stock indices	5,585,169	(28,982)	146,700	(19,500)	5,683,387
Total futures contracts	9,411,457	(3,643,643)	1,208,634	(1,625,825)	5,350,623

Forward currency contracts	1,735,216	(2,070,647)	757,083	(450,212)	(28,560)

Total futures and forward currency contracts	$11,146,673	$(5,714,290)	$1,965,717	$(2,076,037)	$5,322,063

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

Sector	2014	2013

Futures contracts:
Energies	$2,173,971	$(5,558,370)
Grains	2,087,569	2,231,768
Interest rates	26,163,425	(22,799,279)
Livestock	1,043,952	(1,020,430)
Metals	(1,798,631)	(1,863,568)
Softs	2,249,736	334,750
Stock indices	3,089,451	26,916,795

Total futures contracts	35,009,473	(1,758,334)

Forward currency contracts	791,066	(9,324,043)

Total futures and forward currency contracts	$35,800,539	$(11,082,377)

Offsetting Derivative Assets And Liabilities

Offsetting of derivative assets and liabilities at December 31, 2014

		Gross amounts	Net amounts of
		offset in the	assets presented in
	Gross amounts of	Statement of	the Statement of
Assets	recognized assets	Financial Condition	Financial Condition

Futures contracts
Counterparty C	$1,796,920	$(684,174)	$1,112,746
Counterparty D	2,747,715	(1,805,032)	942,683
Total futures contracts	4,544,635	(2,489,206)	2,055,429

Forward currency contracts
Counterparty G	798,097	(656,989)	141,108
Total assets	$5,342,732	$(3,146,195)	$2,196,537

		Gross amounts	Net amounts of
		offset in the	liabilities presented in
	Gross amounts of	Statement of	the Statement of
Liabilities	recognized liabilities	Financial Condition	Financial Condition

Forward currency contracts
Counterparty H	$1,857,824	$(1,297,243)	$560,581
Total liabilities	$1,857,824	$(1,297,243)	$560,581

(Continued)

		Amounts Not Offset in the Statement of Financial Condition
	Net amounts of
	Assets
	presented in the
	Statement of Financial	Financial	Collateral
Counterparty	Condition	Instruments	Received(1)(2)	Net Amount(3)

Counterparty C	$1,112,746	$-	$(1,112,746)	$-
Counterparty D	942,683	-	(942,683)	-
Counterparty G	141,108	-	(141,108)	-
Total	$2,196,537	$-	$(2,196,537)	$-

		Amounts Not Offset in the Statement of Financial Condition
	Net amounts of
	Liabilities
	presented in the
	Statement of Financial	Financial	Collateral
Counterparty	Condition	Instruments	Pledged(1)(2)	Net Amount(4)

Counterparty H	$560,581	$-	$(560,581)	$-
Total	$560,581	$-	$(560,581)	$-

(1) Collateral received and pledged includes both cash and U.S. Treasury notes held at each broker.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets the Statement of Financial Condition, for each respective counterparty.

(3) Net amount represents the amounts owed to the Partnership by each counterparty as of December 31, 2014. Net amount represents the amount that is subject to loss in the event of a counterparty December 31, 2014.

(4) Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2014.

(Concluded)

Offsetting of derivative assets and liabilities at December 31, 2013

		Gross amounts	Net amounts of
		offset in the	assets presented in
	Gross amounts of	Statement of	the Statement of
Assets	recognized assets	Financial Condition	Financial Condition

Futures contracts
Counterparty A	$2,277,503	$(400,071)	$1,877,432
Counterparty C	6,037,494	(3,092,216)	2,945,278
Counterparty D	2,305,094	(1,777,181)	527,913
Total futures contracts	10,620,091	(5,269,468)	5,350,623

Forward currency contracts
Counterparty F	229,752	(207,282)	22,470
Counterparty G	53,380	(3,826)	49,554
Total forward currency contracts	283,132	(211,108)	72,024
Total assets	$10,903,223	$(5,480,576)	$5,422,647

		Gross amounts	Net amounts of
		offset in the	liabilities presented in
	Gross amounts of	Statement of	the Statement of
Liabilities	recognized liabilities	Financial Condition	Financial Condition

Forward currency contracts
Counterparty H	$2,309,751	$(2,209,167)	$100,584
Total liabilities	$2,309,751	$(2,209,167)	$100,584

(Continued)

		Amounts Not Offset in the Statement of Financial Condition
	Net amounts of
	Assets
	presented in the
	Statement of Financial	Financial	Collateral
Counterparty	Condition	Instruments	Received(1)(2)	Net Amount(3)

Counterparty A	$1,877,432	$-	$(1,877,432)	$-
Counterparty C	2,945,278	-	(2,945,278)
Counterparty D	527,913	-	(527,913)
Counterparty F	22,470	-	(22,470)	-
Counterparty G	49,554	-	(49,554)	-

Total	$5,422,647	$-	$(5,422,647)	$-

		Amounts Not Offset in the Statement of Financial Condition
	Net amounts of
	Liabilities
	presented in the
	Statement of Financial	Financial	Collateral
Counterparty	Condition	Instruments	Pledged(1)(2)	Net Amount(4)

Counterparty H	$100,584	$-	$(100,584)	$-
Total	$100,584	$-	$(100,584)	$-

(1) Collateral received and pledged includes both cash and U.S. Treasury notes held at each broker.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets the Statement of Financial Condition, for each respective counterparty.

(3)Net amount represents the amounts owed to the Partnership by each counterparty as of December 31, 2013. Net amount represents the amount that is subject to loss in the event of a counterparty December 31, 2013.

(4) Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2013.